Segment information (Tables)	12 Months Ended
Mar. 31, 2018
Segment Reporting [Abstract]
Schedule of revenues by geographical location
Revenues by geographical location are as follows, based on the location of the customers:

	For the years ended March 31,
	2018	2017	2016
North America	$308,770	$266,429	$209,582
Europe (excl. UK)	295,777	235,522	157,517
UK	200,024	213,547	223,567
Russia	52,200	36,905	32,748
APAC	42,618	26,585	24,689
Other	7,377	6,573	2,649
Total revenues by geographical location	$906,766	$785,561	$650,752

Schedule of geographical information of long-lived assets
Geographical information about the Group's long-lived assets is based on locations where the assets are accumulated:

	As of March March 31
	2018	2017
North America	$94,121	$133,394
Europe (excl. UK)	118,908	97,461
UK	12,538	14,238
Russia	10,886	10,030
APAC	24,563	1,230
Other and intercompany elimination	(830)	4,395
Total	$260,186	$260,748

Schedule of revenues from the transactions with external customers with individual turnover over 10% and over 5% of total revenues
The Group's balances with and cumulative revenues from the largest clients were as follows:

	Revenue for the year ended March 31,			Balances as of March 31,
	2018	2017	2016	2018	2017	2016
Top 1	18%	23%	30%	17%	18%	30%
Top 2	35%	43%	52%	30%	36%	52%
Top 3	39%	49%	59%	35%	42%	59%
Top 4	43%	52%	62%	40%	48%	63%
Top 5	47%	54%	65%	44%	51%	66%
Revenues from the transactions with external customers with individual turnover over 10% and over 5% of total revenues are the following:

	For the years ended March 31
	2018	2017	2016
Revenues over 10% of total revenues	$314,574	$340,538	$340,189
Revenues over 5% of the total revenues	314,574	388,863	387,114